                                                           [Governor Funds Logo]
                                                              GOVERNOR FUNDS

INVESTOR SHARES OF
------------------
Prime Money Market Fund
U.S. Treasury Obligations Money
     Market Fund

S SHARES OF
-----------
Prime Money Market Fund

MANAGED BY MARTINDALE ANDRES &
COMPANY, LLC



                                   PROSPECTUS

--------------------------------------------------------------------------------

                                OCTOBER 30, 2000

--------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



QUESTIONS?
CALL 1-800-766-3960
OR YOUR INVESTMENT REPRESENTATIVE.

                                                  www.governorfunds.com

       TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [LOGO]
Review this section for a                         2  Prime Money Market Fund
summary of each Fund's                            5  U.S. Treasury Obligations Money Market Fund
investments, risks, past
performance, and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                      [LOGO]
Review this section for                           8  Prime Money Market Fund
information on investment                         9  U.S. Treasury Obligations Money Market Fund
strategies and their risks.                      10  Investment Risks

                                                FUND MANAGEMENT

                                      [LOGO]
Review this section for                          11  Reorganization
details on the people and                        12  The Investment Advisor
organizations who oversee                        13  The Administrators and Distributor
the Funds.

                                                SHAREHOLDER INFORMATION

                                      [LOGO]
Review this section for                          13  Pricing of Fund Shares
details on how shares are                        14  Purchasing and Adding to Your Investor Shares
valued, how to purchase,                         17  Purchasing S Shares
sell and exchange shares,                        18  Selling Your Investor Shares
related charges and payments                     19  General Policies on Selling Shares
of dividends and                                 21  General Policy on Redemption of S Shares
distributions.                                   22  Exchanging Your Shares
                                                 23  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                      [LOGO]
                                                 24  Prime Money Market Fund
                                                 25  U.S. Treasury Obligations Money Market Fund

                                                BACK COVER

                                      [LOGO]
                                                     Where to Learn More About Governor Funds

 [LOGO]
            RISK/RETURN SUMMARY AND FUND EXPENSES
-

   The following is a summary of certain key information about the Prime Money Market and U.S. Treasury Obligations Money Market Funds of Governor Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in the Funds, after this summary.

   Other important things for you to note:

        - An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        - Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                            RISK/RETURN SUMMARY OF THE
                            PRIME MONEY MARKET FUND

    INVESTMENT OBJECTIVE              The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a
    INVESTMENT STRATEGIES             stable net asset value of $1.00 per share. The Fund invests primarily in bank certificates of deposit, bankers'
                                      acceptances, prime commercial paper, corporate obligations, municipal obligations, securities issued or guaranteed by
                                      the U.S. government or its agencies and repurchase
                                      agreements backed by such obligations.

    PRINCIPAL                         The Fund's performance per share will change daily based on
    INVESTMENT RISKS                  many factors, including the quality of the instruments in
                                      the Fund's investment portfolio, national and international economic conditions and general market conditions. Changes in interest rates will affect the yield or value of the
                                      Fund's investments in debt securities.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are seeking preservation of capital
                                      - have a low risk tolerance
                                      - are willing to accept lower potential returns in exchange for a higher degree of safety
                                      - are investing short-term reserves
                                      This Fund will not be appropriate for anyone:
                                      - seeking high total returns
                                      - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND
-

The chart and table on this
   page show how the Investor
   Shares of the Prime Money
   Market Fund have performed
   for the last three years
   and how their performance
   has varied from year to
   year. The S Shares
   commenced operations on
   April 19, 1999. Because
   these shares have less than
   one calendar year's
   performance, no performance
   is shown for that class in
   this section. The bar chart
   shows changes in the Fund's
   Investor Shares yearly
   performance since inception
   to demonstrate that the
   Fund has gained and lost
   value at differing times.
   Past performance is not
   indicative of future
   results.


The returns for S Shares will
   be lower than the Investor
   Shares' returns because
   expenses of the classes
   differ.


At a meeting of the Board of
   Trustees held on October
   27, 2000, the Board of the
   Trust approved the
   liquidation of the S Shares
   of the Prime Money Market
   Fund. It is expected that
   the liquidation will be
   effected on or about
   December 1, 2000.
   Shareholders can redeem
   their S Shares of the Prime
   Money Market Fund at any
   time prior to liquidation.



The Trust will no longer
   accept requests to purchase
   S Shares of the Prime Money
   Market Fund effective
   October 27, 2000.


                                              PERFORMANCE BAR CHART AND TABLE
                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                    [PERFORMANCE BAR CHART AND TABLE]

1997                                                                             5.15%
1998                                                                             5.16%
1999                                                                             4.84%


                                                 Best quarter:  Q2 2000    1.45%


                                                 Worst quarter: Q2 1999    1.11%


                                                 Year-to-date total return for
                                                 the period ended September 30,
                                                 2000: 4.43%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 1999)*



                                                                     SINCE
                                                    PAST           INCEPTION
                                                    YEAR       (OCTOBER 7, 1996)
 PRIME MONEY MARKET FUND (INVESTOR SHARES)           4.84%            5.06%



* As of December 31, 1999 the 7-day yield (Investor Shares) was 5.04%. Without expense limitations, the Fund's yield would have been 5.04% for this time period. For current yield information on the Fund, call 1-800-766-3960. The Prime Money Market Fund's yield appears in The Wall Street Journal each Thursday.


Both the chart and the table assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                                              FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PRIME MONEY MARKET FUND. Shareholder transaction fees are paid from your account. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the Fund's yield. The Fund's fees and expenses are based on the Fund's operating expenses for the fiscal year ended June 30, 2000, restated for termination of fee waivers.



                                                SHAREHOLDER FEES                            INVESTOR    S*
                                                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   SHARES     SHARES
                                                Maximum sales charge (load) imposed on
                                                purchases                                     None      None
                                                Annual Fund Operating Expenses
                                                (expenses that are deducted from Fund
                                                assets) (as a percentage of average net
                                                assets)
                                                Management fees                                .40%      .40%
                                                Distribution (12b-1) fees                     None      None
                                                Other expenses(1)                              .30%      .50%
                                                Total Annual Fund Operating Expenses(2)        .70%      .90%



                                    * As discussed earlier, at a meeting of the Board of Trustees held on October 27, 2000, the Board of the Trust approved the liquidation of the S Shares of the Prime Money Market Fund. It is expected that the liquidation will be effected on or about December 1, 2000. Shareholders can redeem their S Shares of the Prime Money Market Fund at any time prior to liquidation. The Trust will no longer accept requests to purchase S Shares of the Prime Money Market Fund effective October 27, 2000.



                                    (1) Other Expenses include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") under an Administrative Services Plan up to an annual rate of .25% of the daily net assets of the Fund for shares owned by the shareholders with whom the Service Organization has a servicing relationship.



                                    (2) The Advisor and administrators will
                                    waive a portion of their fees until October
                                    31, 2000 pursuant to a contract with the Fund dated October 29, 1999. Until October 31, 2000, the net annual operating expenses after those waivers for the Fund's Investor Shares will be .49% and for the Fund's S Shares will be .69%.

                                              EXAMPLE


                                                                                    1      3      5       10
                                                                                   YEAR   YEARS  YEARS  YEARS
                                                PRIME MONEY MARKET FUND
                                                INVESTOR SHARES                    $72    $224   $390   $  871
                                                S SHARES                           $92    $287   $498   $1,108




Use the example at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


  - $10,000 investment

  - 5% annual return


  - redemption at the end of each period



  - no changes in the Fund's operating expenses


Because this example is hypothetical and for comparison only, your actual costs will be different.

 [LOGO]
            RISK/RETURN SUMMARY AND FUND EXPENSES
-

                            RISK/RETURN SUMMARY OF THE
                            U.S. TREASURY OBLIGATIONS MONEY MARKET FUND


    INVESTMENT OBJECTIVES             The Fund seeks current income with liquidity and stability of principal.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a stable net asset
    INVESTMENT STRATEGIES             value of $1.00 per share. The Fund invests primarily (at least 65% of its total assets) in securities issued by the U.S. Treasury, such as bills, notes and bonds, and repurchase agreements backed by such securities.

    PRINCIPAL                         The Fund's performance per share will change daily based on many factors,
    INVESTMENT RISKS                  including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. Changes in interest rates will affect the yield or value of the
                                      Fund's investments in debt securities.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are seeking preservation of capital
                                      - have a low risk tolerance
                                      - are willing to accept lower potential returns in exchange for a higher degree of safety
                                      - are investing short-term reserves
                                      This Fund will not be appropriate for anyone:
                                      - seeking high total returns
                                      - pursuing a long-term goal or investing for retirement

                                                U.S. TREASURY OBLIGATIONS
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


   The chart and table on this
   page show how the U.S.
   Treasury Obligations Money
   Market Fund has performed
   for the last two calendar
   years and how its
   performance has varied from
   year to year. Past
   performance is not
   indicative of future
   results.



                                                     SINCE
                                      PAST         INCEPTION
                                      YEAR      (JULY 1, 1997)
 U.S. TREASURY OBLIGATIONS MONEY
 MARKET FUND                           4.21%          4.50%



* As of December 31, 1999 the 7-day yield was 4.07%. Without expense limitations, the Fund's yield would have been 3.83% for this time period. For current yield information on the Fund, call 1-800-766-3960. The U.S. Treasury Obligations Money Market Fund's yield appears in The Wall Street Journal each Thursday.


Both the chart and the table assume reinvestment of dividends and distributions. PERFORMANCE BAR CHART AND TABLE


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


1998                                                                             4.62%

1999                                                                             4.21%



Best quarter:  Q2 2000                                                     1.30%


Worst quarter: Q1 1999                                                     0.98%


Year-to-date total return for the period ended September 30, 2000: 3.91%


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending


December 31, 1999)*

                                                U.S. TREASURY OBLIGATIONS
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR               INVESTOR
                                                INVESTMENT)                                 SHARES
                                                Maximum sales charge (load) imposed on
                                                purchases                                     None
                                                Annual Fund Operating Expenses
                                                (expenses that are deducted from Fund
                                                assets)
                                                (as a percentage of average net assets)
                                                Management fees                               .40%
                                                Distribution (12b-1) fees                     None
                                                Other expenses(1)                             .55%
                                                Total Annual Fund Operating Expenses(2)       .95%



                                    (1) Other Expenses include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above, and the payment of a servicing fee to Service Organizations under an Administrative Services Plan up to an annual rate of .25% of the daily net assets of the Fund for shares owned by the shareholders with whom the Service Organization has a servicing relationship.



                                    (2) The Advisor and administrators will
                                    waive a portion of their fees until October
                                    31, 2000, pursuant to a contract with the Fund dated October 29, 1999. Until October 31, 2000, the net annual operating expenses for the Fund's Investor Shares will be .72%.

                                                  EXAMPLE


                                                                                     1      3      5       10
                                                                                    YEAR   YEARS  YEARS  YEARS
                                                U.S. TREASURY OBLIGATIONS
                                                MONEY MARKET FUND                   $97    $303   $525   $1,166



THIS TABLE DESCRIBES THE FEES
   AND EXPENSES THAT YOU MAY
   PAY IF YOU BUY AND HOLD
   SHARES OF THE U.S.
   TREASURY OBLIGATIONS MONEY
   MARKET FUND. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund Operating Expenses
   are paid out of Fund
   assets, and are reflected
   in the Fund's yield. The
   Fund's fees and expenses
   are based on the Fund's
   operating expenses for the
   fiscal year ended June 30,
   2000, restated for
   termination of fee
   waivers.


Use the example at right to
   compare fees and expenses
   with those of other Funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of
    each period


  - no changes in the Fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [LOGO]
            INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-


   As a money market fund, each Fund must meet the requirements of the Securities and Exchange Commission's Rule 2a-7. This Rule imposes requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, each Fund's investments must have a remaining maturity (as defined under the Rule) of no more than 397 days and its investments must maintain a dollar-weighted average portfolio maturity that does not exceed 90 days. Each Fund will only buy a money market instrument if it or its issuer or guarantor has short-term ratings in the two highest categories from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. Or, if the money market instrument is not rated, the Advisor must determine that it is of comparable quality to eligible rated instruments.


   The investment objectives of both Funds and their related policies and activities are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. PRIME MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The Fund's investment objective is to seek current income with liquidity and stability of principal.

   INVESTMENT POLICIES AND STRATEGY

   The Fund pursues its objective by maintaining a portfolio of high-quality, U.S. dollar-denominated money market instruments. The Fund may invest in:

        - marketable debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities;

        - certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) and savings and loan associations;

        - high-quality domestic and foreign commercial paper and other high-quality short-term debt obligations, such as floating, variable rate or variable amount U.S. dollar-denominated demand notes and bonds;

        - obligations issued or guaranteed by one or more foreign governments or one of their agencies or instrumentalities, including obligations of supranational entities;

        - domestic or foreign bank obligations (up to 20% of the Fund's total assets);

        - securities of money market mutual funds;

        - when-issued or delayed-delivery securities;

        - asset-backed securities; and

        - repurchase agreements collateralized by the types of securities listed above.

   The Fund buys and sells securities based on its objective of seeking current income with liquidity and stability of principal. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Fund's Advisor evaluates investments based on credit analysis and the Advisor's interest rate outlook.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-

   U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

   INVESTMENT OBJECTIVE

   The Fund's investment objective is to seek current income with liquidity and stability of principal.

   INVESTMENT POLICIES AND STRATEGY

   The Fund pursues its objective by investing at least 65% of its total assets in short term obligations issued or guaranteed by the U.S. Treasury and repurchase agreements with respect to these types of obligations.

   The Fund may invest in:

        - issues of the U.S. Treasury, such as bills, notes, bonds and variable and floating rate securities;

        - securities of money market mutual funds;

        - when-issued or delayed delivery securities.

   The Fund may also invest in issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress, including obligations supported by the "full faith and credit" of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States, and Private Export Funding Corporation, among others) and repurchase agreements with respect to these types of obligations.

   The Fund buys and sells securities based on its objective of seeking current income with liquidity and stability of principal. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Fund's Advisor evaluates investments based on credit analysis and the Advisor's interest rate outlook.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-

   INVESTMENT RISKS

   GENERAL RISK FACTORS: BOTH MONEY MARKET FUNDS

   The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, the Advisor or any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

   There can be no assurance that the investment objective of each Fund will be achieved. In addition, each Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund's portfolio, which may give rise to taxable gains.

   To the extent the Funds invest in mutual funds, a pro rata portion of the other mutual funds' expenses will be borne by the Fund.

   The Funds may also be subject to credit risks. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.


   SPECIFIC RISK FACTORS: PRIME MONEY MARKET FUND


   Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange, withholding taxes, or a lack of adequate company information, and lack of government regulation.

 [LOGO]
            FUND MANAGEMENT
-


   REORGANIZATION



   On October 27, 2000, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization between the Trust and Vision Group of Funds, Inc. ("Vision Funds"). The Agreements and Plans of Reorganization, which provide for the reorganization of the Trust into Vision Funds, will also be submitted to a vote of the shareholders of the Trust at a meeting to be held on or about December 13, 2000. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Trust's Funds will be transferred to similar Funds in Vision Funds, and the shareholders of the Trust's Funds will become shareholders of Vision Funds. A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganization will occur in mid to late December 2000.



   It is proposed that each Fund will reorganize into the corresponding Vision Fund as follows: Governor Prime Money Market Fund into the Vision Institutional Prime Money Market Fund; and Governor U.S. Treasury Obligations Money Market Fund into the Vision Treasury Money Market Fund.



   The Vision Institutional Prime Money Market Fund has recently been organized for the purpose of continuing the investment operations of the Governor Prime Money Market Fund, and has no assets or prior history of investment operations.


   THE INVESTMENT ADVISOR


   Martindale Andres & Company, LLC ("Martindale") is the investment advisor of each Fund. Until October 6, 2000, the Advisor was a wholly-owned subsidiary of Keystone Financial, Inc. ("Keystone"), 1 Keystone Plaza, Harrisburg, Pennsylvania 17101. On May 31, 2000, the Funds' previous advisor, Governors Group Advisors, Inc., reorganized into Martindale Andres & Company, LLC, the Funds' previous sub-advisor, with no resulting change of actual control or management. The Advisor assumed all of the obligations and responsibilities of Governors Group Advisors, Inc. under the Investment Advisory Agreement with respect to the Funds.



   Subject to the general supervision of the Board of Trustees of the Funds and in accordance with the investment objective and restrictions of each Fund, the Advisor has agreed to manage each Fund, make decisions with respect to and place orders for all purchases and sales of its portfolio securities, and maintain each Fund's records relating to such purchases and sales.



   For these advisory services, the Funds paid as follows during the fiscal year ended June 30, 2000:



                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                            FOR THE YEAR ENDED 6/30/00
                                                          ------------------------------
     Prime Money Market Fund                                            .20%*
                                                          ------------------------------
     U.S. Treasury Obligations Money Market Fund                        .20%*
    -------------------------------------------------------------------------------------



    * The Advisor waived a portion of its contractual fees with regard to these Funds for the most recent fiscal year. Contractual fees (without waivers) are .40% for each Fund.



   On October 6, 2000, Keystone merged into M&T Corp., the corporate parent of M&T Bank (the "Bank Merger"). Consummation of the Bank Merger caused a change in the ownership of Martindale, which

   FUND MANAGEMENT
-


   automatically terminated the investment advisory agreement between Martindale and the Governor Funds then in effect ("Previous Advisory Agreement") in accordance with its terms and as required by the Investment Company Act of 1940. Since the termination of the Previous Advisory Agreement, Martindale has been providing investment advisory services to the Funds under the terms of an Interim Advisory Agreement approved by the Board of Trustees on September 14, 2000. The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the Previous Advisory Agreement, including the fees, except for its termination provisions and any compensation payable to Martindale is to be held in an interest-bearing escrow account with State Street Bank & Trust Company.



   At the September 14, 2000 meeting, the Board also approved a New Advisory Agreement with Martindale. The New Advisory Agreement is identical in all material respects to the Previous Advisory Agreement, including the rate of investment advisory fee, except for its effective and termination dates. Specifically, the New Advisory Agreement will become effective, as to a Governor Fund, on the date the shareholders of that Governor Fund approve it. Shareholder approval of the New Advisory Agreement is necessary in order for Martindale to receive the amount of fees it would have otherwise received under the Previous Advisory Agreement for managing the Funds under the Interim Advisory Agreement. The fees payable under both the Interim Advisory Agreement and New Advisory Agreement are identical to the rate of advisory fee under the Previous Advisory Agreement.



   If shareholders of the Funds do not approve the New Advisory Agreement, Martindale will be entitled to receive the lesser of the total amount held in the escrow account or any costs it incurred in performing under the Interim Advisory Agreement (plus interest earned on the amount while in the interest-bearing escrow account), on behalf of that Governor Fund, and such amount will be released to Martindale from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the relevant Governor Fund.



   As to a particular Governor Fund, if shareholders do not approve the New Advisory Agreement, the Board of Trustees of the Governor Funds will decide what action should be taken with respect to that Fund's investment advisory arrangements.


   THE ADMINISTRATORS AND DISTRIBUTOR


   Martindale Andres & Company, LLC and BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serve as each Fund's administrators. As noted above, on May 31, 2000, the Funds' previous co-administrator, Governors Group Advisors, Inc., was reorganized into Martindale Andres & Company, LLC, with no resulting change of actual control or management. The reorganization resulted in Martindale Andres & Company, LLC assuming all of the obligations and responsibilities of the Funds' previous co-administrator under the Management and Administration Agreement with the Fund.


   BISYS Fund Services Limited Partnership ("BISYS") serves as the distributor of the Funds' shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers, Inc.

   The Statement of Additional Information has more detailed information about the Advisor and other service providers.

 [LOGO]
            SHAREHOLDER INFORMATION
-

   PRICING OF FUND SHARES

   Each Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12 noon Eastern time and the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each Business Day of that Fund. The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
   ---------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities

  ----------------------------
        Number of Shares
           Outstanding

   NAV is calculated
   separately for the Prime
   Money Market Fund's
   Investor Shares and S
   Shares.

   ---------------------------
BUSINESS DAY DEFINED -- a Business Day of a Fund is a day on which the New York
                                          Stock Exchange is open for trading and
                                          any other day (other than a day on
                                          which no shares of that Fund are
                                          tendered for redemption and no order
                                          to purchase any shares of that Fund is
                                          received) during which there is
                                          sufficient trading in portfolio
                                          instruments such that the Fund's net
                                          asset value per share might be
                                          materially affected. The New York
                                          Stock Exchange will not be open in
                                          observance of the following holidays:
                                          New Year's Day, Martin Luther King,
                                          Jr. Day, Presidents' Day, Good Friday,
                                          Memorial Day, Independence Day, Labor
                                          Day, Thanksgiving and Christmas.

   SHAREHOLDER INFORMATION
-

   PURCHASING AND ADDING TO YOUR INVESTOR SHARES
   PURCHASE OF INVESTOR SHARES
   You may purchase Investor
   Shares of the Funds through
   the Distributor or through
   banks, brokers and other
   investment representatives,
   which may charge additional
   fees and may require higher
   minimum investments or
   impose other limitations on
   buying and selling shares.
   If you purchase shares
   through an investment
   representative, that party
   is responsible for
   transmitting orders by
   close of business and may
   have an earlier cut-off
   time for purchase and sale
   requests. Consult your
   investment representative
   or institution for specific
   information.

                                                                                 MINIMUM      MINIMUM
                                                                                 INITIAL     SUBSEQUENT
                                                             ACCOUNT TYPE       INVESTMENT   INVESTMENT
                                                        Regular                   $1,000        $25
                                                        (non-retirement)
                                                        -----------------------------------------------
                                                        Retirement (IRA)          $1,000        $25
                                                        -----------------------------------------------
                                                        Automatic Investment
                                                        Plan                      $  250        $25


If you are an employee of the Advisor, M&T Bank, or any of their affiliates, the initial minimum investment amount is
                                          reduced to $250.

- All purchases must be in U.S. dollars, although payment for Fund shares may be made in the form of securities that are permissible investments for the particular Fund at the discretion of the Advisor.
- A fee will be charged for any checks that do not clear.
- Third-party checks are not accepted.

   A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   -----------------------------------------------------------------------------
     AVOID 31% TAX WITHHOLDING
     The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided a Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION
-

   PURCHASING AND ADDING TO YOUR INVESTOR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT -- INVESTOR SHARES

   BY REGULAR MAIL OR OVERNIGHT SERVICE:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:
   BY REGULAR MAIL:

   Governor Funds
   P.O. Box 182707
   Columbus, OH 43218-2707
   For Initial Investment:

BY EXPRESS MAIL:
Governor Funds
c/o BISYS Fund Services
Attn: T.A. Operations
3435 Stelzer Road
Columbus, OH 43219

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to the appropriate Fund.

   3. Mail or deliver application and payment to the address above.

   For Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
      - Fund name
      - Amount invested
      - Account name and number

   2. Make check, bank draft or money order payable to the appropriate Fund.

   3. Mail or deliver investment slip and payment to the address above.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a United States bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-766-3960. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-766-3960 to arrange a transfer from your bank account.

   SHAREHOLDER INFORMATION
-

   PURCHASING AND ADDING TO YOUR INVESTOR SHARES
   CONTINUED
   BY WIRE TRANSFER

   For Initial Investment:
   Call 1-800-766-3960 to obtain a
   new account number and
   instructions for returning your
   completed application to the
   address shown above for mail
   purchases; and
   For All Investments:
   Instruct your bank to wire
   transfer your investment to:
   The Bank of New York
   Routing Number: ABA # 021000018
   DDA# 890028418

   Include: your name
            your confirmation

            number

                                                 ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                               electronic purchase or sale, the
                                               transaction is made through the
                                               Automated Clearing House (ACH)
                                               and may take up to eight days to
                                               clear. There is generally no fee
                                               for ACH transactions.

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-766-3960 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

   Note: Your bank may charge a wire transfer fee.
   AUTOMATIC INVEST PLAN

   You can make automatic
   investments in the Funds from
   your bank account, through
   payroll deduction or from your
   federal employment, Social
   Security or other regular
   government checks. Automatic
   investments can be as little as
   $25, once you've invested the
   $250 minimum required to open
   the account.
   To invest regularly from your
   bank account:
   - Complete the Automatic Invest
     Plan portion on your Account
     Application.
     Make sure you note:
     - Your bank name, address and
       account number
     - The amount you wish to invest
       automatically (minimum $25)

     - How often you want to invest (every month, 4 times a year, twice a year or once a year)

   - Attach a voided personal check.

   To invest regularly from your paycheck or government check:

   Call 1-800-766-3960 for an enrollment form.

DIRECTED DIVIDEND OPTION
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in
                                               cash (check) or have
                                               distributions (capital gains and
                                               dividends) reinvested in another
                                               Governor Fund without a sales
                                               charge. You must maintain the
                                               minimum balance in each Fund into
                                               which you plan to reinvest
                                               dividends or the reinvestment
                                               will be suspended and your
                                               dividends paid to you. The Funds
                                               may modify or terminate this
                                               reinvestment option without
                                               notice. You can change or
                                               terminate your participation in
                                               the reinvestment option at any
                                               time.

   SHAREHOLDER INFORMATION

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
   -----------------------------------------------------------------------------

   PURCHASING S SHARES


   As discussed earlier, at a meeting of the Board of Trustees held on October 27, 2000, the Board of the Trust approved the liquidation of the S Shares of the Prime Money Market Fund. It is expected that the liquidation will be effected on or about December 1, 2000. Shareholders can redeem their S Shares of the Prime Money Market Fund at any time prior to liquidation. The Trust will no longer accept requests to purchase S Shares of the Prime Money Market Fund effective October 27, 2000.

   SHAREHOLDER INFORMATION

   SELLING YOUR INVESTOR SHARES
   You may sell your shares at any
   time. Your sales price will be
   the next NAV after your sell
   order is received by the Fund,
   its transfer agent, or your
   investment representative.
   Normally you will receive your
   proceeds within a week after
   your request is received. See
   section on "General Policies on
   Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is
                                         also known as redeeming shares or a
                                         redemption of shares.

   INSTRUCTIONS FOR SELLING SHARES


   If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.



     BY TELEPHONE                                 1. Call 1-800-766-3960 with instructions as to how you
     (unless you have declined telephone sales       wish to receive your funds (mail, wire, electronic
     privileges)                                     transfer). (See "General Policies on Selling
                                                     Shares -- Verifying Telephone Redemptions" below)
     BY MAIL OR OVERNIGHT SERVICE                 1. Call 1-800-766-3960 to request redemption forms or
     (See "General Policies on Selling               write a letter of instruction indicating:
     Shares -- Redemptions in Writing               - your Fund and account number
     Required" below)                               - amount you wish to redeem
                                                    - address where your check should be sent
                                                    - account owner signature
                                                  2. Mail to:
                                                  (if by regular mail)      Governor Funds
                                                                            P.O. Box 182707
                                                                            Columbus, OH 43218-2707
                                                  (if by overnight service) Governor Funds
                                                                            c/o BISYS Fund Services
                                                                            Attn: T.A. Operations
                                                                            3435 Stelzer Road
                                                                            Columbus, Ohio 43219
     WIRE TRANSFER                                Call 1-800-766-3960 to request a wire transfer.
     You must indicate this option on your        If you call by 4 p.m. Eastern time, your payment will
     account application.                         normally be wired to your bank on the next business day.
     The Fund may charge a wire transfer fee      Otherwise, it will normally be wired on the second
     NOTE: Your financial institution may also    business day after your call.
     charge a separate fee.
     ELECTRONIC REDEMPTIONS                       Call 1-800-766-3960 to request an electronic redemption.
     Your bank must participate in the            If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and must      will normally be determined on the same day and the
     be a U.S. bank.                              proceeds will be credited within 8 days.
     Your bank may charge for this service.

                                                          QUESTIONS?
                                                    Call 1-800-766-3960 or
                                               your investment representative.
                                       18
-

   SHAREHOLDER INFORMATION

-

   SELLING YOUR INVESTOR SHARES
   CONTINUED

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum monthly withdrawal is $50. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-766-3960.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.


     - If the value of your account falls below $1,000 ($250 if you are an employee of the Advisor, or one of its affiliates), you may be asked to add sufficient funds to bring the account back to $1,000 (or $250), or the Fund may close your account and mail the proceeds to you.


   REDEMPTION BY CHECK WRITING

   You may write checks to make payments to any person or business on your account (in any amount not less than $500). To obtain checks, complete the check writing section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $1,000 per Fund and you may not close your account by writing a check.
   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   Redemption requests may require a signature guarantee. The signature guarantee requirement will be waived if the following conditions apply:

     - the redemption check is payable to the shareholder(s) of record.

     - the redemption check is mailed to the shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Account Registration Form.

   To change the address to which a redemption check is to be mailed, a written request must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

   SHAREHOLDER INFORMATION
-

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make efforts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken by the Transfer Agent, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

   When you have made an investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   CLOSING OF SMALL ACCOUNTS


   If your account falls below $1,000 ($250 if you are an employee of the Advisor, or one of its affiliates), a Fund may ask you to increase your balance. If it is still below $1,000 (or $250) after 60 days, the Fund may close your account and send you the proceeds.


   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION
-

   GENERAL POLICY ON REDEMPTION OF S SHARES


   If, on any Business Day that M&T Bank, any of its banking affiliates and the particular Service Organization are open for business, withdrawals and charges to your sweep account ("Sweep Account"), including without limitation check transactions, exceed deposits and credits, M&T Bank, any of its banking affiliates or the particular Service Organization, as applicable, will transmit a redemption order on your behalf to the Prime Money Market Fund in the dollar amount of that day's amount net of all deposits, withdrawals, charges and credits made to and from a deposit account. If your Sweep Account with M&T Bank, any of its banking affiliates or the particular Service Organization, as applicable, is closed as described in the materials explaining the various features and operations of the Sweep Account (the "Sweep Materials"), M&T Bank, any of its banking affiliates or the particular Service Organization, as applicable, will normally transmit a redemption request on your behalf to the Prime Money Market Fund for the balance of the S Shares of the Prime Money Market Fund held through your Sweep Account. Redemptions are effected on a Business Day at the net asset value per share next determined after receipt of the redemption order. It is the responsibility of M&T Bank, any of its banking affiliates or the particular Service Organization to transmit the redemption order and credit its customer's Transaction Account with the redemption proceeds on a timely basis. M&T Bank, any of its banking affiliates or the Service Organization may withhold redemption proceeds pending check collection or processing or other reasons all as set forth more fully in the Sweep Materials.

   SHAREHOLDER INFORMATION
-

   EXCHANGING YOUR SHARES
   INSTRUCTIONS FOR EXCHANGING SHARES
   Exchanges may be made by sending a written request to:
      Governor Funds
      P.O. Box 182707
      Columbus, OH 43218-2707
      or by calling 1-800-766-3960

You can exchange your shares in one Fund for shares of another Fund of
                                         Governor Funds. No transaction fees
                                         are charged for exchanges; however,
                                         your exchange may be subject to
                                         sales charges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from
                                         one Fund to another are taxable.

   Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   See "General Policies on Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge to a Fund with a sales charge, you will pay the difference.

   The Exchange Privilege may be changed or eliminated at any time.

   Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

   The exchange privilege is available only in states where shares of the new Fund may be sold.

   All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

   SERVICE ORGANIZATIONS

   Service Organizations may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to .25% of each Fund's average daily net assets for these services, which include:

     - receiving and processing shareholder orders

     - performing the accounting for customers' sub-accounts

     - answering questions and handling correspondence for customer accounts

     - acting as the shareholder of record for customer accounts

     - issuing shareholder reports and transaction confirmations

     - processing dividend and distribution payments from the Funds on behalf of customers

   SHAREHOLDER INFORMATION

-

   SERVICE ORGANIZATIONS
   CONTINUED

   - providing customers with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions

   - maintaining and supporting systems to support cash management services such as sweep accounts for S Shares

   Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to its customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Advisor, its affiliates or administrators also may pay Service Organizations for rendering services to customers' sub-accounts.
   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of interest is paid out, less expenses, to its shareholders as dividends. Each Fund declares dividends from net investment income on every business day. Dividends on the Funds are paid monthly. Capital gains, if any, for the Funds are distributed at least annually.

   Dividends on each share of a Fund are determined in the same manner and are paid in the same amounts irrespective of class, except that the Investor Shares and the S Shares of the Prime Money Market Fund each bear all expenses of its Administrative Services Plan.

   Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Each Fund expects that all or substantially all of its distributions will consist of ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

   The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

   Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

   The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

 [LOGO]
            FINANCIAL HIGHLIGHTS                  PRIME MONEY MARKET FUND
-

   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


                                            INVESTOR                  INVESTOR
                                             SHARES      S SHARES      SHARES       S SHARES
                                           ----------   ----------   ----------   ------------
                                            FOR THE      FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                            JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                              2000         2000       1999(b)       1999(b)         1998        1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $   1.00     $   1.00     $   1.00      $  1.00       $   1.00      $  1.00
    ----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                     0.05         0.05         0.05         0.01           0.05         0.04
    ----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        0.05         0.05         0.05         0.01           0.05         0.04
    ----------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS FROM:
      Net investment income                    (0.05)       (0.05)       (0.05)       (0.01)         (0.05)       (0.04)
    ----------------------------------------------------------------------------------------------------------------------
        Total Distributions                    (0.05)       (0.05)       (0.05)       (0.01)         (0.05)       (0.04)
    ----------------------------------------------------------------------------------------------------------------------
        Net change in net asset value per
          share                                   --           --           --           --             --           --
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $   1.00     $   1.00     $   1.00      $  1.00       $   1.00      $  1.00
    ----------------------------------------------------------------------------------------------------------------------
        Total Return                            5.46%        5.25%        4.80%        0.85%(c)       5.19%        3.73%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets, at end of period (in
        thousands)                          $282,014     $  3,476     $261,561      $   685       $217,861      $95,850
      Ratio of expenses to average net
        assets                                  0.47%        0.67%        0.49%        0.68%(d)       0.48%        0.36%(d)
      Ratio of net investment income to
        average net assets                      5.34%        5.30%        4.68%        4.23%(d)       5.14%        5.02%(d)
      Ratio of expenses to average net
        assets*                                 0.70%        0.90%        0.80%        0.91%(d)       0.76%        0.70%(d)


* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a)  Commencement of operations of the Fund was October 7, 1996.

(b) Effective April 19, 1999, the Fund designated the existing shares as Investor Shares and commenced the offering of S Shares.

(c)  Not annualized.

(d)  Annualized.

                                                U.S. TREASURY OBLIGATIONS
   FINANCIAL HIGHLIGHTS                                 MONEY MARKET FUND
-

   FINANCIAL HIGHLIGHTS


                                                              FOR THE         FOR THE          FOR THE
                                                            YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                             JUNE 30,        JUNE 30,          JUNE 30,
                                                               2000            1999            1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $  1.00         $  1.00          $  1.00
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                      0.05            0.04             0.05
    -------------------------------------------------------------------------------------------------------
        Total from Investment Activities                         0.05            0.04             0.05
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS FROM:
      Net investment income                                     (0.05)          (0.04)           (0.05)
    -------------------------------------------------------------------------------------------------------
        Total Distributions                                     (0.05)          (0.04)           (0.05)
    -------------------------------------------------------------------------------------------------------
        Net change in net asset value per share                    --              --               --
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $  1.00         $  1.00          $  1.00
    -------------------------------------------------------------------------------------------------------
        Total Return                                             4.76%           4.28%            4.78%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets, at end of period (in thousands)             $17,919         $19,575          $23,520
      Ratio of expenses to average net assets                    0.69%           0.72%            0.71%
      Ratio of net investment income to average net
        assets                                                   4.68%           4.20%            4.64%
      Ratio of expenses to average net assets*                   0.95%           1.05%            1.07%


* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations of the Fund was July 1, 1997.

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

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

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
FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING
DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:


ANNUAL/SEMI-ANNUAL REPORTS:
The Funds' annual and semi-annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
You can get free copies of annual/semi-annual reports and the SAI, Prospectuses of other Governor Funds, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or you can contact the Funds directly at:

                                 Governor Funds
                                P.O. Box 182707
                            Columbus, OH 43218-2707
                           Telephone: 1-800-766-3960
                             www.governorfunds.com
--------------------------------------------------------------------------------


YOU CAN REVIEW AND COPY THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION

     You can get copies:

     o For a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Section may be obtained by calling 1-202-942-8090.

     o    Free from the Commission's website at http://www.sec.gov



(Investment Company Act file no. 811-09029)



                                                                         MT-1618